Annual Total Returns - Fidelity Global High Income Fund [BarChart] - 04.30 Fidelity Global High Income Fund Retail PRO-09 - Fidelity Global High Income Fund	Jun. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	May 11, 2011
Fidelity Global High Income Fund
Bar Chart Table:
Annual Return 2012	16.96%
Annual Return 2013	5.63%
Annual Return 2014	1.62%
Annual Return 2015	(2.29%)
Annual Return 2016	11.89%
Annual Return 2017	10.60%
Annual Return 2018	(4.08%)
Annual Return 2019	12.89%
Annual Return 2020	5.30%